INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
INCOME TAXES [Abstract]
Unrecorded deferred tax liability	$ 796
Provision for federal income taxes not included in retained earnings	$ 2,341